Schedule I - Condensed Financial Information of Canada Goose Holdings Inc. - Condensed Statements of Financial Position (Details) - CAD ($) $ in Millions	Apr. 03, 2022	Mar. 28, 2021	Mar. 29, 2020	Apr. 01, 2019	Mar. 31, 2019
Current assets
Cash	$ 287.7	$ 477.9	$ 31.7		$ 88.6
Other current assets	37.5	31.0	43.5
Total current assets	762.3	896.9	531.8
Deferred income taxes	53.2	48.4	41.8	$ 13.2
Total assets	1,340.6	1,478.5	1,090.7
Current liabilities
Accounts payable and accrued liabilities	176.2	177.8	144.4
Total liabilities	912.7	900.9	593.4
Shareholders' equity
Total shareholders' equity	427.9	577.6	497.3	$ 380.2	399.1
Total liabilities and shareholders' equity	1,340.6	1,478.5	1,090.7
Parent company
Current assets
Cash	0.3	4.3	0.6		1.1
Other current assets	0.0	0.0	0.1
Total current assets	0.3	4.3	0.7
Note receivable from subsidiary	60.5	43.3	54.0
Investment in subsidiary	638.2	549.6	474.9
Deferred income taxes	9.3	7.3	2.6
Total assets	708.3	604.5	532.2
Current liabilities
Accounts payable and accrued liabilities	0.6	0.4	0.3
Due to subsidiary	279.8	26.5	34.6
Total liabilities	280.4	26.9	34.9
Shareholders' equity
Share capital	118.5	120.5	114.7
Contributed surplus	36.2	25.2	15.7
Retained earnings	273.2	431.9	366.9
Total shareholders' equity	427.9	577.6	497.3		$ 399.1
Total liabilities and shareholders' equity	$ 708.3	$ 604.5	$ 532.2